Shipbuilding Contracts	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Shipbuilding Contracts
Shipbuilding Contracts
In April 2013, four special purpose subsidiary companies of the Company entered into agreements with STX Offshore & Shipbuilding Co., Ltd (or STX) of South Korea to construct four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (or LR2) product tanker newbuildings. At the same time, the Company entered an Option Agreement with STX allowing the Company to order up to an additional 12 vessels. In February and March 2014, the Company and its subsidiaries commenced legal proceedings against STX for having repudiated the four firm shipbuilding contracts and the Option Agreement in London, U.K. In the same year, STX have issued proceedings in Korea.

On February 15, 2016, each of the Company’s four subsidiaries had successfully obtained an English Court Order requiring STX to pay a total of $8.9 million, per subsidiary, in respect of the four firm shipbuilding contracts.

STX filed for bankruptcy protection and as of December 31, 2016, all Korean enforcement actions were stayed. STX has had that protection recognized in England and Wales. The Company was not in a position to take any further action on enforcement and recognition of its award in the UK or Korea while the bankruptcy protection remained in place.

In March 2017, the Korean courts upheld the Company's subsidiaries' claims for the firm contracts in the bankruptcy proceedings. In November 2017, STX underwent a rehabilitation plan which resulted in the Company's subsidiaries being entitled to receive 7% of the award in cash to be paid over the next eight years until 2026, and 93% of the award in equity of STX.

In June 2018, the Company's subsidiaries, under their entitlement as part of the STX rehabilitation plan, received a total of 315,856 shares of STX, representing a minor percentage ownership interest. As at June 30, 2018, the STX shares had been de-listed, and as a result, no amounts have been recorded due to uncertainty of their value. In addition, the Company has not recognized a receivable in respect to the non-interest bearing cash award due to uncertainty of collection.